Financial Instruments (Details) (CAD)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial assets
Cash carrying value	1,764	1,278	3,217	2,212
Other receivable carrying value	1,295	665
Current assets carrying value	3,056	1,943
Current assets fair value	3,056	1,943
Financial liabilities
Loans payable carrying value	43,600	82,065
Current liabilities carrying value	246,384	407,146
Current liabilities fair value	246,384	407,146
Level 1 [Member]
Financial assets
Cash carrying value	1,764	1,278
Cash fair value	1,764	1,278
Level 3 [Member]
Financial assets
Other receivable carrying value	1,295	665
Other receivable fair value	1,295	665
Financial liabilities
Accounts payable carrying value	196,658	195,195
Accounts payable Fair Value	196,658	195,195
Loans payable carrying value	43,600	82,065
Loans payable fair value	43,600	82,065
Derivative liability carrying value		1,115
Derivative liability fair value		1,115
Due to related parties carrying value	6,126	128,771
Due to related parties fair value	6,126	128,771